Intangible assets and goodwill - Schedule of Intangible Assets (Detail) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	CAD 121,186	CAD 125,322
Accumulated amortization	56,197	50,845
Net book value	64,989	74,477
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	72,207	75,239
Accumulated amortization	44,641	40,244
Net book value	27,566	34,995
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	35,979	37,083
Accumulated amortization	10,999	10,371
Net book value	24,980	26,712
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	13,000	13,000
Accumulated amortization	557	230
Net book value	CAD 12,443	CAD 12,770